Borrowings (Detail Textuals) € in Thousands, $ in Thousands				12 Months Ended
	Jan. 08, 2018 USD ($)	Mar. 13, 2017 USD ($)	Feb. 06, 2017 USD ($) Installment	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2015 USD ($) Installment	Dec. 31, 2014 EUR (€)	Dec. 31, 2007 USD ($) Installment	Jan. 08, 2018 EUR (€)	Dec. 31, 2016 USD ($)	Dec. 31, 2010 USD ($)
Disclosure of detailed information about borrowings [line items]
Principal amount of borrowings				$ 1,126,658	$ 1,486,445					$ 1,107,241
Redemption of borrowings				$ 517,253	$ 250,276
Puerta Del Sur S.A. | Notes 7.75%
Disclosure of detailed information about borrowings [line items]
Borrowings interet rate								7.75%
Principal amount of borrowings								$ 87,000
Number of instalments to repayment of loan | Installment								22
Minimum debt coverage service ratio								1.7
Maximum indebtness ratio								3.0
ACI Airport Sudamerica S.A. | Notes 6.875%
Disclosure of detailed information about borrowings [line items]
Borrowings interet rate						6.875%
Principal amount of borrowings						$ 200,000
Number of instalments to repayment of loan | Installment						34
Corporacion America Italia S.A. | Notes 6.25%
Disclosure of detailed information about borrowings [line items]
Borrowings interet rate							6.25%
Principal amount of borrowings | €							€ 50
Percentage of share capital of dbet issuing entity secured by pledge							100.00%
Aeropuertos Argentina 2000 SA | Notes Due 2020
Disclosure of detailed information about borrowings [line items]
Principal amount of borrowings											$ 328,000
Aeropuertos Argentina 2000 SA | Notes 10% Due 2020
Disclosure of detailed information about borrowings [line items]
Borrowings interet rate											10.00%
Aeropuertos Argentina 2000 SA | Notes 10.75% Due 2020
Disclosure of detailed information about borrowings [line items]
Borrowings interet rate											10.75%
Aeropuertos Argentina 2000 SA | Notes 6.875%
Disclosure of detailed information about borrowings [line items]
Borrowings interet rate			6.875%
Principal amount of borrowings			$ 400,000
Number of instalments to repayment of loan | Installment			32
Redemption of borrowings		$ 157,500
Loss on redemption of borrowings		$ 13,000
C.A.I.S.A. | Secured notes due 2024 (the "Italian Notes") | Indebtedness
Disclosure of detailed information about borrowings [line items]
Borrowings interet rate	4.556%								4.556%
Principal amount of borrowings	$ 71,800								€ 60,000
Percentage of share capital of dbet issuing entity secured by pledge	100.00%
Maturity date of Notes	December 31, 2024
C.A.I.S.A. | Secured Notes 6.250 Percent Due 2019 | Indebtedness
Disclosure of detailed information about borrowings [line items]
Borrowings interet rate	6.25%								6.25%